SUBSEQUENT EVENT (Details Narrative) $ in Millions	Mar. 11, 2025 USD ($)
Subsequent Event [Member] | American Depositary Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share repurchase program authorized amount	$ 30.0